Schedule I - Condensed Financial Information Of Registrant (Long-Term Indebtedness) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Unamortized discount - net	$ (3,400)	$ (4,300)	$ (3,600)
Long-term Debt	1,990,451	1,951,013	1,821,713
Current portion of long-term debt	165,380	0
Net Long-term Debt	$ 1,825,071	1,951,013	1,821,713
7.25% Senior Secured Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Debt due date	Apr. 01, 2016
5.00% Senior Secured Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Debt due date	May 01, 2018
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Unamortized discount - net	$ (481)	(1,347)	(2,248)
Long-term Debt		798,653	797,752
Current portion of long-term debt		0	0
Net Long-term Debt	838,049	798,653	797,752
Ipalco Enterprises, Inc. [Member] | 7.25% Senior Secured Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt	$ 33,530	$ 400,000	400,000
Debt, stated interest rate	7.25%	7.25%
Debt due date	Apr. 01, 2016	Apr. 01, 2016
Ipalco Enterprises, Inc. [Member] | 5.00% Senior Secured Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt	$ 400,000	$ 400,000	$ 400,000
Debt, stated interest rate	5.00%	5.00%
Debt due date	May 01, 2018	May 01, 2018